LOSS ON DEBT REFINANCING (Details) - CAD ($) $ in Millions		12 Months Ended
	May 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Long-term debt
Redeemed for cash consideration		$ 5.4	$ 321.0
Loss on debt refinancing			$ 5.2
6.875% Senior Notes
Long-term debt
Principal amount				$ 125.0
Annual nominal interest rate (in percentage)				6.875%
Redeemed for cash consideration	$ 129.3